Debt (Details) - Schedule of future principal payments of the senior secured notes $ in Thousands	Jun. 30, 2021 USD ($)
Schedule of future principal payments of the senior secured notes [Abstract]
2021 (remaining 6 months)	$ 5,000
2022	7,500
2023	18,125
2024	17,500
2025	10,000
Total	$ 58,125